Cash and Cash Equivalents and Deposits in Banks	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Cash and Cash Equivalents and Deposits in Banks
4.	Cash and Cash Equivalents and Deposits in Banks
Cash and cash equivalents and deposits in banks as of December 31, 2018 and December 31, 2019 are as follows:

( In millions of won )
	December 31, 2018		December 31, 2019
Current assets
Cash and cash equivalents
Demand deposits	~~W~~	2,365,022	3,336,003
Deposits in banks
Time deposits	~~W~~	4,318	1,500
Restricted deposits(*)		74,082	77,257

	~~W~~	78,400	78,757

Non-current assets
Deposits in banks
Restricted deposits(*)	~~W~~	11	11

	~~W~~	2,443,433	3,414,771

(*)
Includes funds deposited under agreements on mutually beneficial cooperation to aid LG Group companies’ suppliers, restricted deposits pledged to enforce the Group’s investment plans upon the receipt of grants from Gumi city and
Gyeongsangbuk-do,
and others.